Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Franklin ClearBridge Enhanced Income ETF
Shareholder Report [Line Items]
Fund Name	Franklin ClearBridge Enhanced Income ETF
Class Name	Franklin ClearBridge Enhanced Income ETF
Trading Symbol	YLDE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin ClearBridge Enhanced Income ETF (previously known as ClearBridge Dividend Strategy ESG ETF) for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin ClearBridge Enhanced Income ETF	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin ClearBridge Enhanced Income ETF returned 11.20%. The Fund compares its performance to the S&P 500 Index and the CBOE S&P 500 BuyWrite Index, which returned 8.25% and 9.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Williams Companies, an energy infrastructure company within the energy sector, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment midstream infrastructure plays a key role to back up renewable power as artificial intelligence (AI) demand increases.

↑
T-Mobile, a wireless network operator within the communication services sector, has been growing at a strong clip, leading the industry in postpaid net phone additions. It’s stable capital expenditures, network quality and sustainable market share gains in both rural markets and in the enterprise segment continued to drive the best free cash flow growth among global telecoms. The announced acquisition of U.S. Cellular further underpinned its growth trajectory and competitive positioning.

↑
Kinder Morgan, an energy infrastructure company with the energy sector, shares were higher as investors grew more positive on the growth outlook for natural gas pipelines, driven by the need to ensure power grid stability and meet energy demand from a variety of sources, such as AI and data centers (not held at period-end).

Top detractors from performance:
↓
Intel, a leading manufacturer of semiconductors within the IT sector, saw results decline and its profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than expected, and with the suspension of its dividend, the Fund exited the position.

↓
Merck, a global health care company that delivers innovative health solutions within the health care sector, shares were down amid the news it was nearing a $1.3 billion deal to acquire Eyebiotech. In addition, its vaccine franchise, in particular Gardasil, lagged in China, forcing the company to reset near-term growth expectations (not held at period-end).

↓
Microsoft, a software technology company within the IT sector, shares traded down after a period of strong performance on broad concerns around mega-cap tech stocks and elevated costs of AI-related capital expenditure.

Use of derivatives and the impact on performance:
The Fund utilized equity risk written options to pursue additional premium income, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (5/22/2017)
Franklin ClearBridge Enhanced Income ETF (NAV)	11.20	16.38	11.53
Russell 3000 Index	7.22	18.18	12.68
S&P 500 Index	8.25	18.59	13.36
CBOE S&P 500 BuyWrite Index	9.80	11.69	6.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 103,386,890
Holdings Count | $ / shares	53	[1]
Advisory Fees Paid, Amount	$ 242,321
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$103,386,890
Total Number of Portfolio Holdings*	53
Total Management Fee Paid (based on a unitary fee)	$242,321
Portfolio Turnover Rate	45%
[1]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025 (the “Effective Date”), the Fund’s name was changed from ClearBridge Dividend Strategy ESG ETF to Franklin ClearBridge Enhanced Income ETF.
On the Effective Date, the Fund changed its investment objective to seek to provide income and long-term capital appreciation.
The Fund’s principal investment strategies also changed to reflect that, under normal market conditions, the Fund pursues an enhanced equity income strategy by (1) investing primarily in dividend-paying equity securities and (2) “enhancing” income through the employment of an options overlay by writing (selling) U.S. exchange-traded call options based upon U.S. large capitalization equity indices. The Fund removed its 80% investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in dividend-paying stocks or other instruments with similar economic characteristics that offer the potential for income growth and capital appreciation over time and that meet its financial and environmental, social and governance (“ESG”) criteria. As part of these changes, disclosure regarding the Fund’s ESG focus was removed from the Fund’s principal investment strategies and disclosure regarding the Fund’s options overlay was added. Disclosure regarding principal investments in preferred securities, convertible securities, securities of other investment companies and warrants and rights was also removed from the Fund’s principal investment strategies. Additional disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s exposure to securities in the financial services and information technology sectors.
In connection with the changes to the Fund’s principal investment strategies, discloure was added for the Fund to reflect the additional principal risks related to the Fund’s new investment strategy including derivatives risk, REIT risk and the risks associated with option writing.
Effective October 8, 2024, shareholders of the Fund approved the Fund’s use of a “manager of managers” structure whereby the Fund’s investment manager can appoint and replace both affiliated and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to approval by the Fund’s Board of Trustees but without obtaining prior shareholder approval. On the Effective Date, Franklin Managed Options Strategies, LLC (“Franklin MOST”) was added as a subadviser to the Fund to manage the options overlay portion of the Fund’s portfolio.
Finally, effective December 31, 2024, Peter Vanderlee stepped down as a portfolio manager for the Fund and effective February 28, 2025, Bradley S. Berggren and Jonathan Orseck from Franklin MOST were added as portfolio managers for the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
ClearBridge Large Cap Growth ESG ETF
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth ESG ETF
Class Name	ClearBridge Large Cap Growth ESG ETF
Trading Symbol	LRGE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth ESG ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearBridge Large Cap Growth ESG ETF[1]	$49	0.48%
[2]
Expenses Paid, Amount	$ 49	[2]
Expense Ratio, Percent	0.48%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, ClearBridge Large Cap Growth ESG ETF returned 3.87%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 7.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Netflix, in the communication services sector, operates a popular video streaming service, saw its stock boosted by results that consistently outperformed expectations thanks to strong subscriber growth, success in its enforcement of paid sharing of subscriptions, continued growth in its advertising business and an improving lineup of new programming.

↑
Visa, in the financials sector, operates an electronic payment network in 200 countries worldwide and is a beneficiary from the trend away from cash and checks as payment for goods and services, as it continued to demonstrate attractive revenue growth led by its core businesses as well as higher growth from the additional of value-added services and new payment flows.

↑
Intuitive Surgical, in the health care sector, a manufacturer of robotic instruments for surgery, as the well-received launch of its innovative new daVinci robot along with better-than-expected procedure growth as well as improving sales and earnings growth lifted the stock.

Top detractors from performance:
↓
Estee Lauder, in the consumer staples sector, a manufacturer of cosmetics and skin care products, as its stock fell sharply due to continued execution challenges, headwinds from travel in China, inventory clearance and share loss in the U.S. The Fund exited the position amid turnover in its executive leadership and low visibility to profit recovery.

↓
Thermo Fisher Scientific, in the health care sector, a provider of tools and instruments for medical, scientific and industrial applications, as its revenue growth rates had been negatively affected by weaker biotech spending, R&D rationalization efforts among larger pharmaceutical companies and a weak spending environment in China.

↓
ASML Holding, in the information technology sector, is a provider of extreme ultraviolet lithography equipment critical to the development of high-end semiconductor production, as its shares sold off on lower Samsung and Intel demand for tools.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (5/22/2017)
ClearBridge Large Cap Growth ESG ETF (NAV)	3.87	17.46	14.81
Russell 3000 Index	7.22	18.18	12.68
Russell 1000 Growth Index	7.76	20.09	16.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 380,850,090
Holdings Count | $ / shares	42	[3]
Advisory Fees Paid, Amount	$ 1,674,549
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$380,850,090
Total Number of Portfolio Holdings*	42
Total Management Fee Paid (based on a unitary fee)	$1,674,549
Portfolio Turnover Rate	18%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Erica Furfaro was added as a portfolio manager of the Fund and Peter Bourbeau stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.47%.

[3]
*	Does not include derivatives, except purchased options, if any.